Fair value measurements (Details) ¥ in Thousands, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure		¥ 931,905	¥ 1,093,250
Short-term Investments		8,414,348	4,587,610	$ 1,206,151
Long-term Investments		6,086,511	3,365,906	$ 872,468
Investment in convertible notes | shares	62,500
Equity Investments With Readily Determinable Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Investments		75,800	157,400
Fair Value, Inputs, Level 1 [Member] | Equity Investments With Readily Determinable Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure		841,754	910,650
Fair Value, Inputs, Level 2 [Member] | Variable-rate financial instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Investments		¥ 8,414,348	¥ 4,587,610
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in convertible notes | shares		669,715	0
Fair value gain			¥ 18,100
Fair value loss		¥ 136,700
Fair Value, Inputs, Level 3 [Member] | NonMarketable Equity Security Held By An Investment Company Within The Group [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure		90,151	182,600
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		2,302,860	1,069,646
Term deposits		¥ 70,000	¥ 0